INCOME TAX - Schedule of Cumulative Net Operating Losses Carried Forward (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 2,199,451	$ 4,330,896	$ 2,674,612
PRC Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	251,021	4,321,912	2,666,264
HK Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	1,941,990	2,544	1,908
Singapore Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 6,440	$ 6,440	$ 6,440